RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
22. RELATED PARTY TRANSACTIONS
EGH and its subsidiaries
EGH and its subsidiaries (collectively, the “Group”), who collectively own approximately 52.1% of the voting interest in TKO as described in Note 1,
Description of Business
, provide various services to the Company and, upon consummation of the Transactions, such services are provided pursuant to the Services Agreement. Revenue and expenses associated with such services are as follows (in thousands):

	Year Ended December 31,
	2023	2022
Revenue from the Group	$4,215	$1,847
Direct operating costs from the Group (1)	16,667	12,943
Selling, general and administrative expenses from the Group (2)	23,353	25,310
Interest expense from the Group (3)	11,612	7,395

Net income expense resulting from Group transactions included within net income (loss)	$(47,417)	$(43,801)

(1)	These expenses primarily consist of production and consulting services as well as commissions paid to the Group.
(2)
These expenses primarily consist of service fees paid to the Group. The Company believes that these service fees are a reasonable allocation of costs related to representation, executive leadership, back-office and corporate functions and other services provided by the Group.

(3)	These expenses consist of interest on loans to the Company from the Group.

Outstanding amounts due to and from the Group were as follows (in thousands):

		As of December 31,
	Classification	2023	2022
Amounts due from the Group	Other current assets	$10,423	$14,923
Amounts due to the Group	Other current liabilities	(4,881)	(7,211)
Amounts due to the Group	Other long-term liabilities	(6,423)	(10,399)
The Company also reimburses the Group for third party costs they incur on the Company’s behalf. The Company reimbursed $9.3 million and $5.4 million during the years ended December 31, 2023 and 2022, respectively.

Corporate Allocations
The combined financial statements include general corporate expenses of Endeavor for certain support functions that are provided on a centralized basis within Endeavor, such as expenses related to finance, human resources, information technology, facilities, and legal, among others (collectively, “General Corporate Expenses”). For purposes of these combined financial statements, the General Corporate Expenses have been allocated to the Businesses. The General Corporate Expenses are included in the combined statements of operations in selling, general and administrative expense, and other income (expense), net and as a component of net parent investment and nonredeemable non-controlling
interest after the Transactions. These expenses have been allocated to the Businesses on a pro rata basis of headcount, gross profit, and other drivers. Management believes the assumptions underlying the combined financial statements, including the assumptions regarding allocating General Corporate Expenses from Endeavor, are reasonable. Nevertheless, the combined financial statements may not include all of the actual expenses that would have been incurred and may not reflect the Business’ combined results of operations, financial position and cash flows had it been standalone company during the periods presented. Actual costs that would have been incurred if the Businesses had been a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.
The allocations of General Corporate Expenses are reflected in the combined statements of operations as follows (in thousands):

	Years Ended December 31,
	2023	2022
Selling, general and administrative expenses	$98,526	$93,733
Other income (expense), net	(93)	789

Total General corporate expenses	$98,433	$94,522

Net Parent
Investment/Non-Controlling
Interests
All significant related party transactions between the Businesses and Endeavor have been included in the combined financial statements and are considered to be effectively settled for cash at the time the transaction is recorded. The total net effect of the settlement of these related party transactions is reflected in the combined statements of cash flows as a financing activity and in the combined balance sheets as a component of net parent investment and nonredeemable non-controlling
interest after the Transactions.
Net parent investment as of December 31, 2022 and nonredeemable non-controlling
interests as of December 31, 2023 in the combined balance sheets and net transfers from parent and net transfers to parent prior to reorganization and acquisition and net transfers from parent subsequent to reorganization and acquisition in the combined statement of stockholders’ equity/net parent investment represent Endeavor’s historical investment in the Businesses and include net earnings (loss) after taxes (Endeavor’s basis) and the net effect of transactions with and cost allocations from Endeavor. Also included in these line items are the distributions and contributions made by the Company during this period. Such balances are reflected in the combined statements of cash flows based on the cash flows made by Endeavor. These cash flows are included within net transfers to parent within cash flows from financing activities.

The following table summarizes the components of the net transfers to parent prior to reorganization and acquisition and net transfers from parent subsequent to reorganization and acquisition in nonredeemable non-controlling
interests for the year ended December 31, 2023:

Year Ended December 31, 2023
Cash pooling and general financing activities (1)	$50,551
Corporate allocations	28,568
Distributions	(259,898)
Contributions	15,243

Net transfers to parent per the Combined Statements of Equity prior to reorganization and acquisition	$(165,536)

Cash pooling and general financing activities (1)	$100,005
Corporate allocations	63,568
Contributions	3,395

Net transfers from parent per the Combined Statements of Equity subsequent to reorganization and acquisition	$166,968

Equity based compensation expense	$(26,041)
Currency translation adjustments on intracompany transactions	(3,323)
Taxes deemed settled with Parent	8,691
Net loss on foreign currency transactions	12,636
Distributions subsequent to reorganization	(36,689)

Net transfers to parent per the Combined Statements of Cash Flows	$(43,294)

(1)
The nature of activities includes financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, certain cash balances are swept to Endeavor on a daily basis under the Endeavor Treasury function and the Businesses receive capital from Endeavor for its cash needs.

The following table summarizes the components of the net transfers to parent in net parent investment for the year ended December 31, 2022:

Year Ended December 31, 2022
Cash pooling and general financing activities (1)	$95,281
Corporate allocations	86,373
Distributions	(1,095,904)
Contributions	23,744

Net transfers to parent per the Combined Statements of Equity	$(890,506)
Equity based compensation expense	(31,598)
Currency translation adjustments on intracompany transactions	(16,014)
Taxes deemed settled with Parent	(11,474)
Net gain on foreign currency transactions	(12,989)

Net transfers to parent per the Combined Statements of Cash Flows	$(962,581)

(1)
The nature of activities includes financing activities for capital transfers, cash sweeps, and other treasury services. As part of this activity, certain cash balances are swept to Endeavor on a daily basis under the Endeavor Treasury function and the Businesses receive capital from Endeavor for its cash needs.

Vincent McMahon
Vincent K. McMahon, who served as Executive Chair of the Company’s Board of Directors until January 26, 2024, controls a significant portion of the voting power of the issued and outstanding shares of the Company’s common stock.
Mr. McMahon has agreed to make future payments to certain counterparties personally. In accordance with the SEC’s Staff Accounting Bulletin Topic 5T,
Miscellaneous Accounting, Accounting for Expenses or Liabilities Paid by Principal Stockholders
(“Topic 5T”), the Company concluded that these amounts should be recognized by the Company as expenses in the period in which they become probable and estimable.
In connection with the Transactions, the Company assumed $3.5 million of liabilities related to future payments owed by Mr. McMahon to certain counterparties, of which $2.0 million was paid directly by Mr. McMahon during the period of September 12, 2023 through December 31, 2023. During the period of September 12, 2023 through December 31, 2023, the Company recorded $3.5 million of expenses associated with payments made directly by Mr. McMahon to certain counterparties. These costs are included within selling, general and administrative expenses in our combined statements of operations. Additionally, during the period of September 12, 2023 through December 31, 2023, the Company recorded $3.5 million of costs associated with payments made directly by Mr. McMahon related to WWE’s global headquarters lease. These costs are included within finance lease right-of-use
assets, net in our combined balance sheets. These payments are considered non-cash
capital contributions and are included as a component of principal stockholder contributions in our combined statements of stockholders’ equity/net parent investment. As of December 31, 2023, total liabilities of $1.5 million are included within accrued expenses in our combined balance sheets related to future payments owed by Mr. McMahon to certain counterparties.
In connection with and/or arising from the investigation conducted by a Special Committee of the former WWE board of directors, Mr. McMahon has agreed to reimburse the Company for additional costs incurred in connection with and/or arising from the same matters. During the year ended December 31, 2023, Mr. McMahon reimbursed the Company $5.8 million associated with these costs. This reimbursement is considered a capital contribution and is included as a component of principal stockholder contributions in our combined statements of stockholders’ equity/net parent investment.
Euroleague
As of December 31, 2023, the Company has an equity-method investment in Euroleague Ventures S.A. (“Euroleague”), a related party. For the years ended December 31, 2023 and 2022, the Company recognized revenue of $21.0 million and $18.6 million, and incurred direct operating costs of $0.3 million and $1.6 million respectively, for a management fee to compensate it for representation and technical services it provides to Euroleague in relation to the distribution of media rights. Euroleague also has related party receivables outstanding of $7.3 million and $7.7 million at December 31, 2023 and 2022, respectively.